Income Tax - Schedule of Deferred Tax (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax [Abstract]
Deferred tax assets, Tax losses	$ 246,525	$ 259,118
Deferred tax liabilities, Tax losses
Deferred tax assets, Tax credits	60,098	61,449
Deferred tax liabilities, Tax credits
Deferred tax assets, Other provisions	16,735	9,926
Deferred tax liabilities, Other provisions
Deferred tax assets, Inventories	13,082
Deferred tax liabilities,Inventories
Deferred tax assets, Employee benefits provisions	9,812
Deferred tax liabilities, Employee benefits provisions
Deferred tax assets, Excess presumptive income		21,495
Deferred tax liabilities, Excess presumptive income
Deferred tax assets, Investment property
Deferred tax liabilities, Investment property	(169,051)	(120,144)
Deferred tax assets, Goodwill
Deferred tax liabilities, Goodwill	(217,715)	(217,687)
Deferred tax assets, Property, plant, and equipment	214,759	93,660
Deferred tax liabilities, Property, plant, and equipment	(268,924)	(221,364)
Deferred tax assets, Leases	633,397	634,180
Deferred tax liabilities, Leases	(531,670)	(545,661)
Deferred tax assets, Other	43,645	100,045
Deferred tax liabilities, Other	(101,843)	(33,423)
Deferred tax assets, Total	1,238,053	1,179,873
Deferred tax liabilities, Total	$ (1,289,203)	$ (1,138,279)